     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2011.
                                                            FILE NOS. 333-172003
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

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
                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 2                        [X]
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                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

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
                                  Amendment No. 3                                [X]
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                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on January 20, 2012 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 2 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on November 2, 2011 and pursuant to Rule 485 (a) (1) would have become effective on January 1, 2012.

Post-Effective Amendment No. 2 and Amendment No. 3 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating January 20, 2012 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporated by reference Parts A, B and C as indicated below:

                           VARIABLE SEPARATE ACCOUNT

                              PART A - PROSPECTUS

With the exception of the paragraph that incorporates the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on November 2, 2011, Accession No. 0000950123-11-094424.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on November 2, 2011, Accession No. 0000950123-11-094424.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C - OTHER INFORMATION

Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-172003 and 811-03859, filed on November 2, 2011, Accession
No. 0000950123-11-094424.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 30th day of December, 2011.

                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                            DATE
          ---------                             -----                            ----
JANA W. GREER*                       Director, President & Chief          December 30, 2011
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   December 30, 2011
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                  Director, Senior Vice President &       December 30, 2011
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   December 30, 2011
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   December 30, 2011
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   December 30, 2011
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      December 30, 2011
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               December 30, 2011
-----------------------------
*MANDA GHAFERI
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